Share capital - History (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
History of the share capital
Aggregate number of shares after transaction	65,836	65,553	65,412	64,667
Aggregate share capital after transaction	€ 356,112	€ 354,582	€ 353,819	€ 349,789
March 17, 2020
History of the share capital
Share capital increase warrants			€ 824
Number of shares issued			152
May 28, 2020
History of the share capital
Share capital increase warrants			€ 2,356
Number of shares issued			436
September 19, 2020
History of the share capital
Share capital increase warrants			€ 467
Number of shares issued			86
December 4, 2020
History of the share capital
Share capital increase warrants			€ 384
Number of shares issued			71
March 19, 2021
History of the share capital
Share capital increase warrants		€ 540
Number of shares issued		100
June 7, 2021
History of the share capital
Share capital increase warrants		€ 59
Number of shares issued		11
September 20, 2021
History of the share capital
Share capital increase warrants		€ 41
Number of shares issued		8
December 3, 2021
History of the share capital
Share capital increase warrants		€ 123
Number of shares issued		23
March 18, 2022
History of the share capital
Share capital increase warrants	€ 517
Number of shares issued	96
June 20, 2022
History of the share capital
Share capital increase warrants	€ 434
Number of shares issued	80
September 27, 2022
History of the share capital
Share capital increase warrants	€ 579
Number of shares issued	107